LEASES - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	$ 5,434	$ 5,089	$ 4,846
Short-term lease costs	652	1,115	488
Amortization of ROU assets	27	28	152
Interests	5	13	92
Total lease costs	6,118	6,245	5,578
Operating cash flows from operating leases	4,932	5,132	5,118
Operating cash flows from financing leases	43	44	991
Financing cash flows from financing leases	5	13	92
ROU assets obtained in exchange for new operating lease liabilities	$ 5,498	$ 4,655	$ 10,261
Weighted-average remaining operating lease term (in years)	2 years 3 months 18 days	3 years 1 month 17 days	3 years 5 months 19 days
Weighted-average remaining financing lease term (in years)	1 year 8 months 19 days	2 years 8 months 19 days	3 years 8 months 19 days
Weighted-average discount rate, operating leases	3.90%	4.79%	4.92%
Weighted-average discount rate, financing leases	5.70%	5.70%	5.70%
Minimum
Remaining lease term of leases	1 year
Maximum
Remaining lease term of leases	4 years